Summary of Group'S Alternative Investments in Funds which are Classified as Other Investments (Detail) (Other Assets, Fund investments, KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Other Assets | Fund investments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Fund investments	569,587	[1]	523,116	[1]

[1]	Include private equity funds that invest in equity and debt securities issued by private and publicly held companies. Substantially all of these investments do not allow early redemptions. Alternatively, the Group receives distributions in accordance with the fund agreement. There are no unfunded commitments.